CAPITAL STOCK (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 12, 2019	Feb. 06, 2019	Jan. 29, 2020	Feb. 28, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Feb. 28, 2020
Reverse split				FINRA had received the necessary documentation to announce a 1:100 reverse split.
Conversion description				This corporate action took effect on 3/1/2019 and on that date every 100 outstanding shares of the Company’s common stock share were automatically converted into one share of common stock.
Shares issued upon agreement									6,000,000
Adjustment to reflect reverse split				The accompanying financials have been retroactively adjusted to reflect the 1:100 reverse split.
Common stock shares issued						1,952,470	1,443,720	21,952,470
Proceeds from issuance of preferred stock						$ 198,575	$ 61,255
Preferred stock shares issued for acquisition							30,000
Level 3 [Member]
Return of treasury shares					12,000,000
Addition in loan account					$ 12,000
Chris Chumas [Member]
Common stock shares issued			7,000,000
Series A Preferred Stock [Member]
Proceeds from issuance of preferred stock		$ 12,000
Preferred stock shares issued for acquisition		12,000,000
Series A Preferred Stock [Member] | S. Mark Spoone [Member]
Preferred stock shares issued for acquisition		12,000,000
Series A Preferred Stock [Member] | Chris Chumas [Member]
Common stock shares issued		6,000,000	7,000,000
Shares issued principal amount			$ 7,000
Proceeds from issuance of preferred stock	$ 100,000
Preferred stock shares issued for acquisition	6,000,000
Branding Agreement [Member] | Spire Holdings LLC [Member]
Common stock shares issued		6,000,000	7,000,000
Shares issued principal amount			$ 7,000